Risk Management - Schedule of Interest Rate (Detail) - Interest rate risk [member]	Dec. 31, 2018
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	139.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	139.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	139.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	111.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	81.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(46.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(47.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	83.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(48.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	79.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(48.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	75.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(45.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	55.00%
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Chamber [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(139.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(139.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(139.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(111.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(35.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(81.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(46.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(86.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(47.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(83.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(48.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(79.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(48.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(75.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(45.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(67.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(55.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(39.00%)
Chamber [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(42.00%)
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	140.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	140.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	140.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	57.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	116.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	62.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	89.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	56.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	48.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	60.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	64.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Goverment [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	48.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	140.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	140.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	140.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	57.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	116.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	62.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	89.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	52.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	56.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	48.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	60.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	64.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	39.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	68.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Goverment [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | CLF [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	48.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(18.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(13.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(8.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(3.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	2.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	22.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	53.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	54.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	56.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	58.00%
Goverment [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	49.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(18.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(13.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(8.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(3.00%)
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	2.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	22.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	42.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	53.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	54.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	56.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	58.00%
Goverment [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	49.00%
Goverment [member] | Colombia [member] | Scenarios for impact on accrual book [member] | 1 Day [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	44.00%
Goverment [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Up to three months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	31.00%
Goverment [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Not later than six months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Goverment [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Not later than nine months [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Goverment [member] | Colombia [member] | Scenarios for impact on accrual book [member] | 1 year [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Goverment [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Up to one month [member] | COP [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	31.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(101.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(101.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(101.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(86.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(70.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	70.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(64.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	64.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(65.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(66.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	66.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(67.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(65.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(63.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(63.00%)
Curve [member] | Chile [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	101.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	86.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	70.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	70.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	64.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	64.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	66.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	66.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	67.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	65.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Curve [member] | Chile [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | Mexico, Pesos [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(1.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(2.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(6.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(9.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(12.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(19.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(22.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(24.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(26.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(26.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(27.00%)
Curve [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(29.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(1.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(2.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(6.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(9.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(12.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 2 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(19.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 3 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(22.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 4 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(24.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(26.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(26.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(27.00%)
Curve [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	(29.00%)
Curve [member] | Colombia [member] | Scenarios for impact on accrual book [member] | 1 Day [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	28.00%
Curve [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Up to three months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	32.00%
Curve [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Not later than six months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Curve [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Not later than nine months [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	35.00%
Curve [member] | Colombia [member] | Scenarios for impact on accrual book [member] | 1 year [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	31.00%
Curve [member] | Colombia [member] | Scenarios for impact on accrual book [member] | Up to one month [member] | USD [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	29.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 Day [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	44.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Up to three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	31.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than six months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Not later than nine months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 1 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 2 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	48.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 3 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	46.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | 4 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	55.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than five years and not later than seven years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than seven years and not later than ten years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	58.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than ten years and not later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on profit and loss [member] | Later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	23.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 Day [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	44.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Up to three months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	31.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than six months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	37.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Not later than nine months [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	40.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 1 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	43.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 2 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	48.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 3 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	46.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | 4 year [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	55.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than five years and not later than seven years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	63.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than seven years and not later than ten years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	58.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than ten years and not later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	50.00%
Swap IBR [member] | Colombia [member] | Scenarios for impact on available for sale assets [member] | Later than twenty years [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Interest rate scenarios percent	23.00%